Organization and Business Description - Schedule of Financial Statements of the VIE and VIE’s subsidiaries (Details) - VIE [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Balance Sheets [Line Items]
Cash and cash equivalents	$ 66,439	$ 176,235
Restricted cash	5,639
Accounts receivable, net	2,778,887	232,652
Notes receivable		1,933
Inventories	4,862	4,658
Prepaid expenses and other current assets	1,641,308	526,676
Total current assets	5,187,410	1,327,691
Long-term prepayments and other non-current assets
Plant, property and equipment, net	2,394,098	2,440,004
Intangible assets, net	21,399	23,539
Long-term investments	2,246,307	2,007,957
Total non-current assets	4,661,804	4,471,500
Total assets	9,849,214	5,799,191
Accounts payable	510,514	2,744,054
Deferred revenue	841,219	1,763,831
Deferred government subsidy	2,859,962	2,739,989
Income taxes payable	500,820	488,626
Accrued expenses and other current liabilities	406,554	357,733
Total current liabilities	5,282,495	8,264,503
Total liabilities	5,282,495	8,264,503
Related Party [Member]
Schedule of Balance Sheets [Line Items]
Due from related parties	690,275	385,537
Due to related parties	$ 163,426	$ 170,270